Putnam Emerging Markets Equity Fund
The fund's portfolio
11/30/19 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Banks (8.2%)
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	4,938,600	$1,386,519
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	297,131	1,429,200
Hana Financial Group, Inc. (South Korea)	29,362	888,703
HDFC Bank, Ltd. (India)	199,546	3,546,418
Itau Unibanco Holding SA ADR (Preference) (Brazil)	130,599	1,063,076
Sberbank of Russia PJSC ADR (Russia)	93,440	1,367,027

		9,680,943
Beverages (5.8%)
Fomento Economico Mexicano SAB de CV ADR (Mexico)	33,958	3,087,801
Thai Beverage PCL (Thailand)	2,364,700	1,538,888
Wuliangye Yibin Co., Ltd. Class A (China)	126,545	2,297,134

		6,923,823
Building products (1.9%)
China Lesso Group Holdings, Ltd. (China)	2,195,000	2,299,251

		2,299,251
Chemicals (2.0%)
Asian Paints, Ltd. (India)	101,511	2,414,260

		2,414,260
Commercial services and supplies (3.1%)
A-Living Services Co., Ltd. Class H (China)	736,750	2,376,400
Clean TeQ Holdings, Ltd. (Australia)(NON)	1,199,171	186,557
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	1	1
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	147,000	1,161,141

		3,724,100
Diversified consumer services (2.3%)
Fu Shou Yuan International Group, Ltd. (China)	1,495,000	1,285,270
New Oriental Education & Technology Group, Inc. ADR (China)(NON)	12,094	1,464,342

		2,749,612
Diversified financial services (1.8%)
Chailease Holding Co., Ltd. (Taiwan)	469,195	2,099,117

		2,099,117
Diversified telecommunication services (0.7%)
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	3,154,800	879,005

		879,005
Electric utilities (2.1%)
CIA Paranaense de Energia-Copel (Preference) (Brazil)	164,373	2,455,675

		2,455,675
Electrical equipment (2.1%)
KEI Industries, Ltd. (India)	141,983	1,027,305
Voltronic Power Technology Corp. (Taiwan)	62,000	1,426,525

		2,453,830
Food and staples retail (6.7%)
Clicks Group, Ltd. (South Africa)	111,564	1,907,184
CP ALL PCL (Foreign depository shares)(Thailand)	600,000	1,494,167
Dino Polska SA (Poland)(NON)	39,754	1,372,753
Shoprite Holdings, Ltd. (South Africa)	161,400	1,411,899
X5 Retail Group NV GDR (Russia)	51,748	1,718,034

		7,904,037
Food products (2.1%)
Nestle India, Ltd. (India)	12,300	2,478,252

		2,478,252
Health-care equipment and supplies (0.5%)
i-SENS, Inc. (South Korea)	28,033	609,955

		609,955
Health-care providers and services (0.8%)
Aier Eye Hospital Group Co., Ltd. Class A (China)	162,764	924,719

		924,719
Hotels, restaurants, and leisure (3.2%)
Jubilant Foodworks, Ltd. (India)	106,031	2,391,767
Yum China Holdings, Inc. (China)	31,879	1,419,253

		3,811,020
Household durables (—%)
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2

		2
Insurance (3.7%)
IRB Brasil Resseguros SA (Brazil)	172,727	1,514,834
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	259,000	2,934,685

		4,449,519
Interactive media and services (10.3%)
AfreecaTV Co., Ltd. (South Korea)	17,462	1,002,348
Kakao Corp. (South Korea)	13,945	1,835,878
Tencent Holdings, Ltd. (China)	191,100	8,099,817
Tencent Holdings, Ltd. ADR (China)	2,701	113,847
Yandex NV Class A (Russia)(NON)	28,053	1,177,384

		12,229,274
Internet and direct marketing retail (9.1%)
Alibaba Group Holding, Ltd. (China)(NON)	144,856	3,563,944
Alibaba Group Holding, Ltd. ADR (China)(NON)	36,214	7,242,800
Global Fashion Group SA (acquired various dates between 8/2/13 and 9/14/17, cost $98,342) (Private) (Luxembourg)(NON)(F)(RES)	3,041	6,554

		10,813,298
Life sciences tools and services (0.9%)
WuXi AppTec Co., Ltd. Class H (China)	88,900	1,031,727

		1,031,727
Machinery (0.5%)
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	79,000	593,898

		593,898
Media (0.7%)
Megacable Holdings SAB de CV (Units) (Mexico)	224,987	793,504

		793,504
Multiline retail (1.4%)
Poya International Co., Ltd. (Taiwan)	120,260	1,702,769

		1,702,769
Oil, gas, and consumable fuels (2.4%)
Lukoil PJSC ADR (Russia)	29,753	2,837,246

		2,837,246
Personal products (1.3%)
LG Household & Health Care, Ltd. (South Korea)	1,493	1,598,988

		1,598,988
Road and rail (1.1%)
Companhia De Locacao das Americas (Brazil)	305,954	1,255,266

		1,255,266
Semiconductors and semiconductor equipment (7.4%)
MediaTek, Inc. (Taiwan)	129,000	1,782,124
Sino-American Silicon Products, Inc. (Taiwan)	250,000	711,231
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	623,889	6,236,743

		8,730,098
Software (1.3%)
Totvs SA (Brazil)	104,600	1,598,512

		1,598,512
Specialty retail (2.0%)
JUMBO SA (Greece)	62,408	1,251,452
Wilcon Depot, Inc. (Philippines)	3,058,400	1,113,459

		2,364,911
Technology hardware, storage, and peripherals (6.3%)
Samsung Electronics Co., Ltd. (South Korea)	176,299	7,507,801

		7,507,801
Textiles, apparel, and luxury goods (4.6%)
Kering SA (France)	3,277	1,973,914
Li Ning Co., Ltd. (China)	574,000	1,840,449
Shenzhou International Group Holdings, Ltd. (China)	125,000	1,647,888

		5,462,251
Wireless telecommunication services (1.6%)
Safaricom PLC (Kenya)(NON)	6,301,600	1,839,502

		1,839,502

Total common stocks (cost $109,397,215)		$116,216,165

WARRANTS (1.1%)(a)
	Expiration date	Strike Price	Warrants	Value
Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	12/16/21	$0.00	44,340	$1,194,256
Jarir Marketing Co. 144A (Saudi Arabia)(NON)	1/20/22	0.00	3,945	166,431

Total warrants (cost $1,171,387)				$1,360,687

SHORT-TERM INVESTMENTS (1.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund 1.78%(AFF)	1,319,254	$1,319,254

Total short-term investments (cost $1,319,254)		$1,319,254
TOTAL INVESTMENTS

Total investments (cost $111,887,856)		$118,896,106

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$669,757	$665,621	$—	3/30/20	(1 month USD-LIBOR-BBA plus 1.00%) — Monthly	Jarir Marketing Co. — Monthly	$4,715
314,087	314,502	—	4/6/20	(1 month USD-LIBOR-BBA plus 1.00%) — Monthly	Jarir Marketing Co. — Monthly	4,780

Upfront premium received		—	Unrealized appreciation			9,495

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$9,495

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2019 through November 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $118,702,877.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $6,558, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/19
	Short-term investments
	Putnam Short Term Investment Fund**	$1,272,692	$15,583,686	$15,537,124	$6,378	$1,319,254

	Total Short-term investments	$1,272,692	$15,583,686	$15,537,124	$6,378	$1,319,254
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,775 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	32.4%
	Taiwan	12.7
	South Korea	11.3
	India	10.0
	Brazil	6.6
	Russia	6.0
	Mexico	3.3
	South Africa	2.8
	Thailand	2.5
	Indonesia	1.9
	France	1.7
	Kenya	1.5
	Egypt	1.2
	Poland	1.2
	Saudi Arabia	1.1
	United States	1.1
	Greece	1.1
	Philippines	0.9
	Hong Kong	0.5
	Australia	0.2
	Luxembourg	<0.1
	Germany	<0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$15,741,285	$—	$—
Consumer discretionary	26,897,307	—	6,556
Consumer staples	18,905,100	—	—
Energy	2,837,246	—	—
Financials	16,229,579	—	—
Health care	2,566,401	—	—
Industrials	10,326,343	—	2
Information technology	17,836,411	—	—
Materials	2,414,260	—	—
Utilities	2,455,675	—	—

Total common stocks	116,209,607	—	6,558
Warrants	—	1,360,687	—
Short-term investments	1,319,254	—	—

Totals by level	$117,528,861	$1,360,687	$6,558
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$9,495	$—

Totals by level	$—	$9,495	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$1,000,000
Warrants (number of warrants)	290,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com